Unaudited Condensed Interim Consolidated Statements of Loss and Comprehensive Loss - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Operating expenses
Depreciation and amortization	$ 84,788	$ 102,051
Consulting and professional fees	863,287	1,510,663
Personnel expenses	226,822	209,106
General and administrative expenses	315,859	337,948
Total operating expenses	1,490,756	2,159,768
Operating loss	(1,490,756)	(2,159,768)
Other income (expenses):
Finance income	38,116
Finance expense	(17,749)	(62,192)
Foreign exchange gain (loss), net	44,521	(132,441)
Gain (loss) on debt settlement	21,575	(232,375)
Other income		75,093
Loss on sale of subsidiary		(165,625)
Write-off of holdback payable		400,000
Total Other income	86,463	(117,540)
Net loss from continuing operations	(1,404,293)	(2,277,308)
Gain (loss) from discontinued operations	589,292	(405,582)
Net loss	(815,001)	(2,682,890)
Translation adjustment	122,144	136,130
Comprehensive loss	$ (692,857)	$ (2,546,760)
Loss per share from continuing operations – basic (in Dollars per share)	$ (2.02)	$ (15.07)
Loss per share from continuing operations – diluted (in Dollars per share)	(2.02)	(15.07)
Loss per share – basic (in Dollars per share)	(1.17)	(17.76)
Loss per share – diluted (in Dollars per share)	$ (1.17)	$ (17.76)
Weighted average common shares outstanding (in Shares)	693,889	151,067